PLAN GOVERNMENT REPO FUND
PLAN GOVERNMENT REPO FUND
Investment Objective
The Government/REPO Portfolio is a money market fund, which seeks a high level of current income and stability of principal.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Participation Certificates of the Government/REPO Portfolio. The Portfolio does not charge any form of sales load, redemption fee or exchange fee.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PLAN GOVERNMENT REPO FUND PLAN GOVERNMENT REPO FUND
Management Fees	0.20%
Other Expenses	0.14%
Total Annual Portfolio Operating Expenses	0.34%
Fee Waivers and Expense Reimbursements	(0.24%)	[1]
Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursements	0.10%	[2]
[1]	BlackRock Advisors, LLC (the "Investment Advisor") has contractually agreed to waive its fees such that the Portfolio's ordinary operating expenses do not exceed 0.30% of the Portfolio's average daily net assets. In addition, the Investment Advisor and BCS Financial Services Corporation (the "Administrator") have further agreed to waive their fees such that the Portfolio's ordinary operating expenses do not exceed 0.10% of the Portfolio's average daily net assets. The Investment Advisor and the Administrator cannot terminate such fee waivers prior to May 1, 2017, without the consent of the Board of Trustees of the Fund. The Fund expects to be able to continue some or all of such fee waivers beyond May 1, 2017, but it cannot be assured that the Investment Advisor or the Administrator will agree to such continuance.
[2]	The Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursement in this fee table does not correlate to the expense ratio in the Portfolio's financial highlights because the Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursement have been restated to reflect expenses expected to be incurred for the Portfolio for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Government/REPO Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Government/REPO Portfolio for the time periods indicated and then redeem all of your investment at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Government/REPO Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
PLAN GOVERNMENT REPO FUND | PLAN GOVERNMENT REPO FUND | USD ($)	10	85	167	408

Principal Investment Strategies

The Government/REPO Portfolio invests in U.S. Government obligations and repurchase agreements relating to such obligations, which provide for repayment within one year after purchase, including, without limitation, U.S. Treasury bills, notes, bonds, and securities issued by federal government agencies and instrumentalities. The investments in the Government/REPO Portfolio are short-term. The Portfolio’s investments will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

At least 99.5% of the Government/REPO Portfolio’s total assets will be invested at all times in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Portfolio will invest in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity and diversification of investments.

Principal Risks

Interest Rate Risk. Interest rate increases can cause the price of a money market security to decrease.

Credit Risk. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the Government/REPO Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. Government agency. Although the Government/REPO Portfolio seeks to preserve the value of your investment at $1.00 per Participation Certificate, it is possible to lose money by investing in the Portfolio.

Performance Information

The following bar chart and table show the annual return and long-term performance of the Government/REPO Portfolio, and indicate the return volatility associated with an investment in this Portfolio. The bar chart shows how the performance of this Portfolio has varied from year to year for the last ten years. The table shows this Portfolio’s average annual return for one, five and ten years. The bar chart and the table assume reinvestment of dividends and distributions. The past performance of the Government/REPO Portfolio does not necessarily indicate how it will perform in the future. Updated performance information is available at www.pif.com or by calling 800-621-9215.

Government/REPO Portfolio Annual Total Returns for Each Year

During the period shown in the bar chart, the highest quarterly return for the Government/REPO Portfolio was 1.33% (for the quarter ended December 31, 2006) and the lowest quarterly return was 0.002% (for the quarter ended June 30, 2015).

Average Annual Total Returns (for the periods ended December 31, 2015):
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
PLAN GOVERNMENT REPO FUND | PLAN GOVERNMENT REPO FUND	0.02%	0.04%	1.23%

The Government/REPO Portfolio seven-day average yield as of December 31, 2015 was 0.20%. You may obtain this Portfolio’s current seven-day yield by visiting the Fund’s website at www.pif.com or by calling (800) 621-9215.